Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Loss Per Share
Schedule of basic loss per share and diluted loss per share

	For the year ended December 31,
	2019	2020	2021	2021
				US$
	RMB	RMB	RMB	Note 2(e)
Numerator:
Net loss	(2,909,443)	(1,649,174)	(3,849,838)	(604,125)
Net loss attributable to non-controlling interests shareholders	—	—	(112)	(18)
Net loss attributed to Missfresh Limited	(2,909,443)	(1,649,174)	(3,849,726)	(604,107)
Accretion of convertible redeemable preferred shares to redemption value	(378,731)	(508,321)	(313,680)	(49,223)
Accretion of convertible redeemable non-controlling preferred shares to redemption value	(37,219)	(6,750)	(4,296)	(674)
Deemed dividends to convertible redeemable non-controlling preferred shareholders	(148,919)	—	—	—
Net loss attributable to ordinary shareholders of Missfresh Limited	(3,474,312)	(2,164,245)	(4,167,702)	(654,004)
Denominator:
Weighted average number of ordinary shares outstanding*	87,258,997	98,647,803	408,600,180	408,600,180
Net loss per ordinary share
—Basic	(39.82)	(21.94)	(10.20)	(1.60)
—Diluted	(39.82)	(21.94)	(10.20)	(1.60)
*	Vested restricted shares units are considered outstanding in the computation of basics loss per share.